SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Nov. 30, 2022
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

We prepare our financial statements in accordance with accounting principles generally accepted in the United States of America, which requires management to use its judgment to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. These assumptions and estimates could have a material effect on our financial statements. Actual results may differ materially from those estimates. We review our estimates on an ongoing basis based on information currently available, and changes in facts and circumstances may cause us to revise these estimates. Significant accounting estimates reflected in the Company’s financial statements include allowance for doubtful accounts, revenue recognition, contract liabilities, useful lives of property, plant and equipment and fair value of lease liability and right of use assets, and inventory obsolescence.

Cash

Cash

Cash consists of petty cash and checking accounts. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered cash equivalents. There were no cash equivalents as of November 30, 2022 and 2021.

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits.

Accounts Receivable

Accounts Receivable

We manage credit risk associated with our accounts receivables at the customer level. Because the same customers typically generate the revenues that are accounted for under both Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (Topic 606) and Accounting Standards Codification Topic 326, Credit Losses (Topic 326), the discussions below on credit risk and our allowances for doubtful accounts address our total revenues from Topic 606 and Topic 326.

Pursuant to Topic 326 for our accounts receivables, we maintain an allowance for doubtful accounts that reflects our estimate of our expected credit losses. Our allowance is estimated using a loss rate model based on delinquency. The estimated loss rate is based on our historical experience with specific customers, our understanding of our current economic circumstances, reasonable and supportable forecasts, and our own judgment as to the likelihood of ultimate payment based upon available data. We perform credit evaluations of customers and establish credit limits based on reviews of our customers’ current credit information and payment histories. The actual rate of future credit losses, however, may not be similar to past experience. Our estimate of doubtful accounts could change based on changing circumstances, including changes in the economy or in the particular circumstances of individual customers. Accordingly, we may be required to increase or decrease our allowance for doubtful accounts. Based on management’s evaluation, accounts receivable has a balance in the allowance of doubtful accounts of $7,500 and $0 for the years ended November 30, 2022 and 2021, respectively.

Inventory

Inventory

All inventory consists of raw materials and is valued at the lower of first-in-first-out cost or net realizable value; where net realizable value is considered to be the estimated selling price in the ordinary course of business, less reasonably predictable cost of completion, disposal, and transportation. Management periodically evaluates inventory for obsolescence and has determined that no inventory is obsolete at November 30, 2022 and 2021.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated using straight-line over the estimated useful lives. Ordinary repair and maintenance costs are included in sales, general, and administrative (“SG&A”) expenses on our statements of operations. However, expenditures for additions or improvements that significantly extend the useful life of the asset are capitalized in the period incurred. At the time assets are sold or disposed of, the cost and accumulated depreciation are removed from their respective accounts and the related gains or losses are reflected in the statements of operations in gains from sales of property and equipment, net.

We periodically evaluate the appropriateness of remaining depreciable lives assigned to property and equipment. Leasehold improvements are amortized using the straight-line method over their estimated useful lives or the remaining term of the lease, whichever is shorter. Depreciation expense for the years ended November 30, 2022 and 2021 was $446,994 and $85,114, respectively, a portion of which is reported in cost of sales ($89,667 and $57,029 in 2022 and 2021, respectively). Generally, we assign the following estimated useful lives to these categories:

Category	Estimated Useful Life
Furniture and fixtures	5 to 10 years
Computer equipment	5 to 10 years
Office equipment	5 to 10 years
Software	3 years
Leasehold improvements	7 years

Leases

Leases

We determine whether an arrangement is a lease at the inception of the arrangement based on the terms and conditions in the contract. A contract contains a lease if there is an identified asset, and we have the right to control the asset for a period of time in exchange for consideration. Lease arrangements can take several forms. Some arrangements are clearly within the scope of lease accounting, such as real estate contracts that provide an explicit contractual right to use a building for a specified period of time in exchange for consideration. However, the right to use an asset can also be conveyed through arrangements that are not leases in form, such as leases embedded within service and supply contracts. We analyze all arrangements with potential embedded leases to determine if an identified asset is present, if substantive substitution rights are present, and if the arrangement provides the customer control of the asset.

Our lease portfolio is substantially comprised of operating leases related to leases of real estate and improvements. From time to time, we may also lease various types of small equipment and vehicles.

Operating lease right-of-use (“ROU”) assets represent our right to use an individual asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide the lessor’s implicit rate we use the incremental borrowing rate IBR, in determining the present value of lease payments by utilizing a fully collateralized rate for a fully amortizing loan with the same term as the lease.

Lease terms include options to extend the lease when it is reasonably certain those options will be exercised. For leases with terms greater than 12 months, we record the related asset and obligation at the present value of lease payments over the term. Our leases can include rental escalation clauses, renewal options and/or termination options that are factored into our determination of lease payments when such renewal options and/or termination options are reasonably certain of exercise.

A ROU asset is subject to the same impairment guidance as assets categorized as plant, property, and equipment. As such, any impairment loss on ROU assets is presented in the same manner as an impairment loss recognized on other long-lived assets.

A lease modification is a change to the terms and conditions of a contract that change the scope or consideration of a lease. For example, a change to the terms and conditions to the contract that adds or terminates the right to use one or more underlying assets, or extends or shortens the contractual lease term, is a modification. Depending on facts and circumstances, a lease modification may be accounted as either: (1) the original lease plus the lease of a separate asset(s) or (2) a modified lease. A lease will be remeasured if there are changes to the lease contract that do not give rise to a separate lease.

Impairment of long-lived Assets

Impairment of long-lived Assets

U.S. GAAP requires that long-lived assets held by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. No asset impairments were recorded by the Company for the years ended November 30, 2022 and 2021.

Revenue Recognition.

Revenue Recognition.

When entering into contracts with our customers, we follow the five steps outlined in Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (Topic 606):

i.	Identify the contract with our customer.
ii.	Identify the performance obligations in the contract.
iii.	Determine the transaction price.
iv.	Allocate the transaction price to the performance obligations.
v.	Evaluate the satisfaction of the performance obligations.

We account for contracts, with our customers, when we have approval and commitment from both parties, the rights of the parties are identified, payment terms are established, the contract has commercial substance and collectability of consideration is probable.

Under Topic 606, we recognize revenue when or as we satisfy a performance obligation by transferring a promised good or service to our customer. A good or service is considered transferred when the customer obtains control. The standard defines control as an entity’s ability to direct the use of, and obtain substantially all of the remaining benefits from, an asset. We recognize revenue once control has passed to the customer. The following indicators are evaluated in determining when control has passed to the customer:

i.	We have a right to payment for the product or service,
ii.	The customer has legal title to the product,
iii.	We have transferred physical possession of the product to the customer,
iv.	The customer has the risk and rewards of ownership of the product, and
v.	The customer has accepted the product.

The following are the two revenue streams:

Revenue Recognition for Sale and/or Install of Power Systems. Revenues from the sale and installation of power systems are recognized when control has passed to the customer. The customer is considered to have control of the asset when the customer accepts the power system, or when they otherwise direct its use. Contracts for power systems generally contain only a single performance obligation. The transaction price of contracts does not contain variable considerations; therefore, the transaction price is designated completely to the single performance obligation of the contract. We generally manufacture the power systems that we sell to our customers. Payment for these contracts is generally due in three installments. The first installment, which makes up fifty percent of the transaction price, is due when the contract commences. The second installment, which makes up twenty-five percent of the transaction price, is due when construction is fifty percent complete. The final installment is due when the performance obligation is satisfied. The Company generally ships and installs, where appropriate, the power system equipment to the customer, though some customers take control of assets before shipping occurs. Management uses the ratio of actual costs of expected costs to determine the estimated percentage of completion and revenue recognized over time.

Some of our contracts are to enhance assets controlled by the customer. In these cases, revenue is earned as the performance obligation is satisfied, and costs are expensed as they occur. Payment terms for these contracts generally match the payment terms for assets not controlled by the customer. On a periodic basis, management evaluates progress towards completion of each contract based on professional judgment and expertise. This is considered an appropriate method because management is aware of the specifications requested by the customer and can evaluate the progress toward those specifications.

The Company has not had experience with returns to date. Additionally, the customer is generally involved in the customization and selection of specifications for the contracted goods and services. Therefore, management considers returns as they arise.

The Company provides explicit warranties on products, in that it provides assurance that the related product will function as the parties intended. These warranties are not separably purchasable. Warranties do not constitute a separate performance obligation.

Revenue Recognition for the Design and Testing of Power Systems. Contracts for the Design and Testing of Power Systems are generally considered a single performance obligation. This performance obligation is generally considered satisfied when we provide the design or the final report of the tests to the customer at a point in time. Payment for these contracts is generally due when the report is delivered.

Freight Costs. We record both the freight billed to its customers and the related freight costs as cost of sales when the underlying product revenue is recognized. For freight not billed to its customers, we record the freight costs as cost of sales. The Company considers shipping to be a fulfillment activity and not a separate performance obligation.

Costs to Obtain or Fulfill a Contract. The Company does not currently employee salespeople, therefore sales commissions are not capitalized nor amortized over the life of the relationship with customers. However, the Company does possess multiple demo trailers, and the costs of constructing these demo trailers have been capitalized and are amortized over their expected useful life.

Disaggregated Revenue. Management considers the information that may be garnered by disaggregating revenue in the following manner to be informative:

	November 30,
	2022	2021
	(Restated)
Sales of services	$37,673	$15,000
Sales of products	2,392,521	355,341
Total sales	$2,430,194	$370,341

Reconciliation of Contract Balances. During years ended November 30, 2022 and 2021 large contracts with two major customers were signed. These contracts were not completed during the years, but partial payments were collected in the sum of $2,842,356 and $1,007,709, respectively.

The following table provides a summary of the changes included in contract liabilities – customer deposits during the years ended November 30, 2022 and 2021:

	November 30,
	2022	2021
	(Restated)
Beginning balance	$1,007,709	$-
Additions to contract liabilities	4,264,841	1,613,050
Deductions to contract liabilities	(2,430,194)	(605,341)
Ending balance	$2,842,356	$1,007,709

Remaining Performance Obligations. For contracts existing as of November 30, 2022, we had approximately $5,600,000 in unsatisfied performance obligations yet to be collected, which are expected to be fully satisfied within 1-2 years.

Cost of Revenue

Cost of Revenue

The expenses that are included in costs of revenue include all raw material and in-house manufacturing costs—including manufacturing labor and certain indirect manufacturing costs like rent and utility costs for the manufacturing facility—for the products we manufacture.

Advertising

Advertising

The Company expenses marketing and advertising costs as incurred. During the year ended November 30, 2022 and 2021, the Company spent $71,725 and $167,020, respectively, on marketing, trade show and store front expense and advertising, net of co-operative rebates.

Settlement

Settlement

During the year ended November 30, 2022, the Company issued preferred stock and recognized a settlement expense of $983,500 to one of the founders of the Company as part of a settlement agreement with a third-party. In connection with the legal settlement, the Company also recognized a gain of $20,450 for a sublease security deposit.

Concentration of Credit and Business Risk

Concentration of Credit and Business Risk

The Company maintains its cash accounts at a commercial bank located in United States. The FDIC insures $250,000 per bank for the total of all depository accounts. As of November 30, 2022 and 2021, the Company had approximately $1,010,000 and $107,189, respectively, in excess of the FDIC insured amount. The Company performs ongoing evaluation of its financial institutions to limit its concentration of risk exposure. Management believes this risk is not significant due to the financial strength of the financial institution utilized by the Company.

For the year ended November 30, 2022, two vendors accounted for 29% of purchases. For the year ended November 30, 2021, one vendor accounted for 15% of purchases.

For the years ended November 30, 2022 and 2021, two customers accounted for 98.6% and 97.3%, respectively, of the Company’s revenues.

Two customers represented 100% of the balance of accounts receivable as of November 30, 2022, and one customer represented 100% of the accounts receivable balance as of November 30, 2021.

Stock-Based Compensation	Stock-Based Compensation The Company accounts for stock grants that are issued to non-employees based on the estimated fair value of goods or services provided to the Company.
Income Taxes

Income Taxes

We account for our income taxes in accordance with Income Taxes Topic of the FASB ASC 740, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and are measured by applying enacted tax rates in effect in years in which the differences are expected to reverse.

We also follow the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Our income is subject to taxation in the United States. Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. The Company establishes reserves for income tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves for tax contingencies are established when we believe positions do not meet the more-likely-than-not recognition threshold. We adjust uncertain tax liabilities in light of changing facts and circumstances, such as the outcome of a tax audit or lapse of a statute of limitations. The provision for income taxes includes the impact of uncertain tax liabilities and changes in liabilities that are considered appropriate.

Currently, 2019, 2020, and 2021 tax years are open and subject to examination by the taxing authorities. However, the Company is not currently under audit nor has the Company been contacted by any of the taxing authorities.

Fair Value Measurements

Fair Value Measurements

The Company follows the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1	Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2	Inputs, other than quoted prices in Level 1, that are observable for the asset or liability in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3	Unobservable inputs that reflect management’s assumptions based on the best available information.

The Company did not identify any assets and liabilities that are required to be presented in the balance sheets at fair value in accordance with the relevant accounting standards. The carrying amount of the Company’s cash, accounts receivable, inventory, prepaid expenses, accounts payable, accrued liabilities and other current liabilities approximate their fair value because of the short-term nature of these instruments.

Recent Accounting Standards

Recent Accounting Standards

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02 – Leases (Topic 842) to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective December 1, 2022, for the Company, with early implementation allowed. The Company elected to adopt ASU 2016-02 effective December 1, 2020. The adoption of ASU 2016-02 required the Company to record lease assets and liabilities on the balance sheet and also disclose key information about the Company’s leasing arrangement.

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022, and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU 2020-06 effective December 31, 2021, applied on the full retrospective basis. The adoption of ASU 2020-06 did not have an impact on the Company’s financial statements.

The Company has reviewed all other recently issues, but not yet adopted, accounting standards in order to determine effects, if any on its results of operations, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its financial statements.